UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Liberty Street Horizon Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2010
(Unaudited)

Number of Shares		Value

	Common Stocks - 96.3%
	Banks - 7.3%
9,400	Bank of Japan*	$6,305,545
40,614	ICICI Bank Ltd. - ADR	1,432,862
		7,738,407

	Commercial Services - 5.8%
85,000	De La Rue PLC	1,318,635
48,659	Lender Processing Services, Inc.	1,886,023
8,000	Mastercard, Inc. - Class A	1,999,200
49,991	Quanta Services, Inc.*	910,836
		6,114,694

	Communications - 1.1%
108,597	China Unicom Hong Kong Ltd. - ADR	1,216,286

	Consumer Discretionary - 8.5%
73,680	Carnival Corp.	2,455,754
64,172	Philip Morris International, Inc.	2,920,468
20,703	Sears Holdings Corp.*	1,931,176
76,037	Sotheby's	1,767,100
		9,074,498

	Consumer Staples - 0.6%
86,100	Prestige Brands Holdings, Inc.*	668,997

	Diversified Financial Operations - 2.7%
30,996	Icahn Enterprises LP	1,420,237
65,359	Leucadia National Corp.*	1,459,466
		2,879,703

	Energy - 14.8%
59,319	Allegheny Energy, Inc,	1,242,733
54,012	Cenovus Energy, Inc.	1,250,378
10,208	CNOOC Ltd. - ADR	1,427,385
101,270	El Paso Corp.	1,027,891
54,012	EnCana Corp.	1,652,227
52,786	Gazprom OAO - ADR	1,277,421
80,260	Imperial Oil Ltd.	2,897,386
25,800	Oil States International, Inc.*	950,472
101,175	Penn West Energy Trust	1,662,305
28,566	Texas Pacific Land Trust	749,286
719,598	UTS Energy Corp.*	1,635,373
		15,772,857

	Exchanges - 11.7%
7,317	CME Group, Inc.	2,098,662
147,000	Hong Kong Exchanges and Clearing Ltd.	2,505,671
19,726	IntercontinentalExchange, Inc.*	1,883,439
190,020	London Stock Exchange Group PLC	1,909,701
101,263	NASDAQ OMX Group, Inc.*	1,821,721
61,284	NYSE Euronext	1,434,658
134,000	Singapore Exchange Ltd.	761,358
		12,415,210

	Finance - Capital Markets - 2.0%
113,700	ICAP PLC	706,161
48,680	TMX Group, Inc.	1,378,110
		2,084,271

	Finance - Mortgage Loans/Banker - 0.2%
133,800	Federal Home Loan Mortgage Corp.*	157,884
50,340	Federal National Mortgage Association*	48,326
		206,210

	Healthcare - 1.1%
21,250	Genzyme Corp.*	1,153,025

	Industrials - 1.4%
1,182,000	Beijing Capital International Airport Co., Ltd. - Class H*	669,433
166,400	Bombardier, Inc. - Class B	784,340
		1,453,773

	Insurance - 6.4%
37,100	Berkshire Hathaway, Inc. - Class B*	2,835,553
26,581	China Life Insurance Co., Ltd. - ADR	1,755,409
84,397	Power Corp. of Canada	2,214,805
		6,805,767

	Investment Management/Adviser - 5.1%
143,689	Blackstone Group LP	1,742,948
37,400	Cohen & Steers, Inc.	760,716
65,712	Legg Mason, Inc.	1,694,055
1,716,000	Value Partners Group Ltd.	1,178,045
		5,375,764

	Materials - 6.2%
133,420	Anglo American PLC - ADR*	2,421,573
5,650	BHP Billiton Ltd. - ADR	391,941
115,380	Franco-Nevada Corp.	2,917,816
1,005	Rio Tinto PLC - ADR	194,990
46,200	Silver Wheaton Corp.*	635,712
		6,562,032

	Multimedia - 4.7%
108,000	Grupo Televisa SA	2,110,320
63,921	Time Warner, Inc.	1,754,631
39,728	Walt Disney Co.	1,173,963
		5,038,914

	Public Thoroughfares - 1.1%
2,150,000	Sichuan Expressway Co., Ltd. - Class H	1,171,375

	Real Estate - 9.5%
154,086	Brookfield Asset Management, Inc. - Class A	3,095,588
34,700	Forest City Enterprises, Inc. - Class A*	392,457
340,000	Henderson Land Development Co., Ltd.	2,193,000
703,700	Link REIT	1,696,722
21,939	St. Joe Co.*	570,414
13,756	Vornado Realty Trust - REIT	889,738
253,000	Wharf Holdings Ltd.	1,285,240
		10,123,159

	Utilities - 6.1%
496,711	Dynegy, Inc. - Class A*	804,672
27,723	Huaneng Power International, Inc. - ADR	617,114
86,310	Mirant Corp.*	1,214,382
107,757	NRG Energy, Inc.*	2,598,021
264,262	RRI Energy, Inc.*	1,308,097
		6,542,286
	Total Common Stocks
	(Cost $118,402,660)	102,397,228

	Exchange-Traded Funds - 1.8%
81,800	Market Vectors - Gaming ETF	1,942,750
	Total Exchange-Traded Funds
	(Cost $1,581,102)	1,942,750

	Investment Companies - 1.0%
718,565	Urbana Corp. - Class A*	1,095,404
	Total Investment Companies
	(Cost $1,086,537)	1,095,404

Principal Amount		Value
	Short-Term Investments - 1.0%
$1,005,187	UMB Money Market Fiduciary, 0.03% ‡	$1,005,187
	Total Short-Term Investments
	(Cost $1,005,187)	1,005,187

	Total Investments - 100.1%
	(Cost $122,075,486)	106,440,569
	Liabilities less Other Assets - (0.1%)	(151,067)
	Total Net Assets - 100.0%	$106,289,502

ADR - American Depository Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

* Non-income producing security
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS – Unaudited
January 31, 2010

Note 1 – Organization
The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  A Shares commenced operations on May 4, 2007.
C Shares commenced operations on May 24, 2007.  Institutional Shares commenced operations on July 11, 2007.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

Note 3 – Federal Income Tax Information:
At January 31, 2010, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$125,077,302

Unrealized appreciation	13,157,932
Unrealized depreciation	(31,794,665)
Net unrealized depreciation on investments and foreign currency translations	$(18,636,733)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
In September 2006, FASB issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007.  Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks
Banks	$7,738,407	$-	$-	$7,738,407
Commercial Services	6,114,694	-	-	6,114,694
Communications	1,216,286	-	-	1,216,286
Consumer Discretionary	9,074,498	-	-	9,074,498
Consumer Staples	668,997	-	-	668,997
Diversified Financial Operations	2,879,703	-	-	2,879,703
Energy	15,772,857	-	-	15,772,857
Exchanges	12,415,210	-	-	12,415,210
Finance - Capital Markets	2,084,271	-	-	2,084,271
Finance - Mortgage Loans/Banker	206,210	-	-	206,210
Healthcare	1,153,025	-	-	1,153,025
Industrials	1,453,773	-	-	1,453,773
Insurance	6,805,767	-	-	6,805,767
Investment Management/Adviser	5,375,764	-	-	5,375,764
Materials	6,562,032	-	-	6,562,032
Multimedia	5,038,914	-	-	5,038,914
Public Thoroughfares	1,171,375	-	-	1,171,375
Real Estate	8,837,919	1,285,240	-	10,123,159
Utilities	6,542,286	-	-	6,542,286
Exchange-Traded Funds	1,942,750	-	-	1,942,750
Investment Companies	1,095,404	-	-	1,095,404
Short-Term Investments	1,005,187	-	-	1,005,187
Total Investments, at Value	$104,613,529	$1,827,040	$-	$106,440,569

Note 5 – Derivatives and Hedging Disclosure:
In June 2009, FASB issued Derivatives and Hedging effective for financial statements issued for interim and annual periods ending after November 15, 2008. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Liberty Street Horizon Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	3/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	3/24/10

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	3/24/10

* Print the name and title of each signing officer under his or her signature.